Definite Life Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Definite Life Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Net	$ 233,766		$ 231,615	$ 239,658
Amortization expense	$ 5,756	$ 6,414	$ 38,297	$ 56,600